Submission	Mar. 18, 2026
Submission [Line Items]
Central Index Key	0002085836
Registrant Name	POCHE TECHNOLOGY CO., Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES